Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 9. Commitments and Contingencies

Legal proceedings

The Company is subject, from time to time, to various legal proceedings that are incidental to the conduct of its business. The Company is not involved in any pending legal proceeding that it believes would reasonably be expected to have a material adverse effect on its financial condition or results of operations, except as previously disclosed in our Annual Report on Form 10-K, as filed with the SEC on April 15, 2021.

Bitcoin Production Equipment and Operations

On August 14, 2018, the Company entered a collaborative venture with Bit5ive, LLC to develop a fully contained crypto currency mining pod (the “POD5 Agreement”) for a term of five years. Pursuant to the POD5 Agreement, the Company assists with the design and development of the POD5 Containers. The Company retains naming rights to the pods and receives royalty payments from Bit5ive, LLC in exchange for an initial capital investment as well as engineering and design expertise. During the three months ended March 31, 2021 and 2020 the Company received royalties and recognized revenue under this agreement of $7 and $3, respectively.

Electricity Contract

In June 2019, the Company entered into a two-year contract for electric power with the City of Lafayette, Georgia, a municipal corporation of the State of Georgia (“the City”). The Company makes monthly payments based upon electricity consumed, at a negotiated kilowatt per hour rate, inclusive of transmission charges and exclusive of state and local sales taxes. Over time, the Company is entitled to utilize a load of 10 megawatts. For each month, the Company estimates its expected electric load, and should the actual load drop below 90% of this estimate, the City reserves the right to impose a modest penalty to the hourly kilowatt rate for electricity consumed.

In connection with this agreement, the Company paid a $154 security deposit, which was reduced to $120 in June 2020. The new amount is classified as Other Assets in the Company’s consolidated balance sheet as March 31, 2021.

This agreement expires on September 30, 2021, and the Company has begun negotiations for an extension or new contract. There can be no assurance that that the Company and City will reach agreement with acceptable price and volume metrics, if at all.

Management Agreement Termination Liability

On August 31, 2019, the Company entered into two Settlement and Termination Agreements (the “Settlement Agreements”) to management agreements it entered in 2017 with two accredited investors (together the “Users”). Under the terms of the Settlement Agreements, the Company paid the Users a percentage of profits (“Settlement Distribution”) of Bitcoin mining as defined in the Settlement Agreements. The estimated present value of the Settlement Distributions of $337 was recorded as termination expense with an offsetting liability on August 31, 2019. Since two of the components of the Settlement Distribution, Bitcoin price and Difficulty Rate, as defined in the Settlement Agreements, are based on market conditions, the liability was adjusted to fair value on a quarterly basis and any changes were recorded in the statement of operations. As such, the liability is considered a Level 3 financial instrument. During the three months ended March 31, 2020, the Company recognized a gain on the change in the fair value of $15 based on the change of Bitcoin price and Difficulty Rate, and along with the monthly Settlement Distributions valued at $43, the liability was reduced to $58 as of March 31, 2020. Based on the terms of the Settlement Agreements, Settlement Distributions terminated on September 30, 2020.

Note 9. Commitments and Contingencies

The Company may incur legal expenses related to the indemnification of our Chief Executive Officer in relation to the SEC Action. During the year ending December 31, 2020, the Company has recorded $200 as general and administrative expense related to ongoing legal matters related to this action.

Bitcoin Production Equipment and Operations

In August 2018, the Company entered a collaborative venture with Bit5ive, LLC to develop a fully contained crypto currency mining pod (the “POD5 Agreement”) for a term of five years. Pursuant to the POD5 Agreement, the Company assists with the design and development of the POD5 Containers. The Company retains naming rights to the pods and receives royalty payments from Bit5ive, LLC in exchange for providing capital as well as engineering and design expertise. During the years ended December 31, 2020 and 2019, the Company recognized revenue of $3 and $44 under this agreement, respectively.

Electricity Contract

In June 2019, the Company entered into a contract for electric power with the City of Lafayette, Georgia, a municipal corporation of the State of Georgia (“the City”). The Company makes monthly payments based upon electricity consumed, at a negotiated kilowatt per hour rate, inclusive of transmission charges and exclusive of state and local sales taxes. Over time, the Company is entitled to utilize a load of 10 megawatts. For each month, the Company estimates its expected electric load, and should the actual load drop below 90% of this estimate, the City reserves the right to impose a modest penalty to the hourly kilowatt rate for electricity consumed.

In connection with this agreement, the Company paid a $154 security deposit, which was reduced to $120 in June 2020. The new amount is classified as Other Assets in the Company’s consolidated balance sheet as of December 31, 2020.

This agreement expires on September 30, 2021, and the Company will shortly begin negotiations for an extension or new contract. There can be no assurance that that the Company and City will reach agreement with acceptable price and volume metrics, if at all.

Management Agreement Termination Liability

On August 31, 2019, the Company entered into two Settlement and Termination Agreements (the “Settlement Agreements”) to management agreements it entered in 2017 with two accredited investors (together the “Users”). Under the terms of the Settlement Agreements, the Company paid the Users a percentage of profits (“Settlement Distribution”) of Bitcoin mining as defined in the Settlement Agreements. The estimated present value of the Settlement Distributions of $337 was recorded as termination expense with an offsetting liability on August 31, 2019. Since two of the components of the Settlement Distribution, Bitcoin price and Difficulty Rate, as defined in the Settlement Agreements, are based on market conditions, the liability was adjusted to fair value on a quarterly basis and any changes were recorded in the statement of operations. As such, the liability is considered a Level 3 financial instrument. During 2019, the Company recognized a gain on the change in the fair value of $176 based on the change of Bitcoin price and Difficulty Rate, and along with the monthly Settlement Distributions valued at $45, the liability was reduced to $116 as of December 31, 2019. During the year ended December 31, 2020, the Company recognized a gain on the change in the fair value of $26 based on the change of Bitcoin price and Difficulty Rate, and along with the Settlement Distributions valued at $90, the liability was reduced to $0 as of December 31, 2020. Pursuant to the terms of the Settlement Agreements, Settlement Distributions terminated on September 30, 2020.

Termination liability at January 1, 2019	$-
Additions to liability	337
Change in fair value recognized in non-operating income (expense)	(176)
Settlement distributions	(46)
Termination liability at December 31, 2019	116
Change in fair value recognized in non-operating income (expense)	(26)
Settlement distributions	(90)
Termination liability at December 31, 2020	$-

Legal

The Company has resolved all shareholder legal actions formerly pending in state and federal courts.

On January 24, 2017, the Company was served with a summons and complaint filed by plaintiff shareholder Atul Ojha in New York state court against certain officers and directors of the Company and naming the Company as a nominal defendant. The lawsuit is styled as a derivative action (the “Ojha Derivative Action”) and was originally filed (but not served on any defendant) on October 15, 2016. The Ojha Derivative Action substantively alleges that the defendants, collectively or individually, inadequately managed the business and assets of the Company resulting in the deterioration of the Company’s financial condition. The Ojha Derivative Action asserts claims including, but not limited to, breach of fiduciary duties, unjust enrichment and waste of corporate assets.

On December 12, 2018, a shareholder derivative action was filed by shareholder Bob Thomas against certain current and former directors, officers and shareholders of the Company, and naming the Company as a nominal defendant, in New York state court, alleging breach of fiduciary duties, unjust enrichment, abuse of control, gross mismanagement, and waste and seeking declaratory relief and damages (the “Thomas Derivative Action”). The underlying allegations in the Thomas Derivative Action largely repeat the allegations of wrongdoing in the 2018 Securities Class Actions (as defined below).

On April 23, 2020, the Company entered into a stipulation of settlement (the “Stipulation”) in connection with the Ojha Derivative Action and the Thomas Derivative Action (together, the “State Derivative Actions”). The consideration for the settlement of the Derivative Actions is as follows: (i) adoption by the Company of certain corporate governance reforms, the terms of which are fully set forth in Exhibits A and B to the Stipulation; (ii) Robert B. Ladd, H. Robert Holmes, Michael Onghai, and Nolan Bushnell shall collectively pay or cause to be paid $75 to the Company; and (iii) Barry C. Honig, John Stetson, Michael Brauser, John O’Rourke III, and Mark Groussman shall collectively pay or cause to be paid $150 to the Company. Further, the Company shall, subject to court approval, pay a fee and expense award to plaintiffs’ counsel in the Derivative Actions of $150 and service awards to each of the two plaintiffs in the Derivative Actions of $1.5 each, to be paid from the fee and expense award. On April 24, 2020, the New York state court entered an order preliminarily approving the Stipulation and the settlement contemplated therein and providing for the notice of the settlement to be made to current MGT Stockholders. The Preliminary Approval Order further provided for a Court hearing on the settlement on June 26, 2020. On May 4, 2020, pursuant to the Preliminary Approval Order, MGT provided notice of the settlement on its website, by press release and by filing a Form 8-K with the Securities and Exchange Commission.

Final approval of the settlement of the State Derivative Actions was granted on July 2, 2020.

On August 28, 2019, a shareholder derivative action was filed by shareholder Tyler Tomczak against the certain directors, officers and shareholders of the Company, and naming the Company as a nominal defendant, in the United States District Court for the Southern District of New York, alleging breach of fiduciary duties, waste and unjust enrichment and seeking declaratory relief and damages (the “Tomczak Derivative Action”). The underlying allegations in the Tomczak Derivative Action largely repeat the allegations of wrongdoing in the 2018 Securities Class Actions.

On September 11, 2019, a shareholder derivative action was filed by shareholder Arthur Aviles against certain directors, officers and shareholders of the Company, and naming the Company as a nominal defendant, in the United States District Court for the District of Delaware, alleging breach of fiduciary duties, waste and unjust enrichment and seeking declaratory relief and damages (the “Aviles Derivative Action”). The underlying allegations in the Aviles Derivative Action largely repeat the allegations of wrongdoing in the 2018 Securities Class Actions.

On May 7, 2020, the Company entered into a stipulation of settlement (the “Federal Stipulation”) in connection with the Tomczak Derivative Action and the Aviles Derivative Action (together, the “Federal Derivative Actions”). The consideration for the settlement of the Federal Derivative Actions is as follows: (i) adoption by the Company of a certain corporate governance reform, the terms of which are fully set forth in Exhibit A to the Federal Stipulation; and (ii) Robert B. Ladd, H. Robert Holmes, and Michael Onghai shall collectively pay or cause to be paid $65 to the Company. Further, the Company shall, subject to court approval, pay a fee and expense award to plaintiffs’ counsel in the Federal Derivative Actions of $30 and incentive awards to each of the two plaintiffs in the Federal Derivative Actions of $0.4 each. The parties to the Federal Stipulation presently intend to file the Federal Stipulation with the appropriate federal court after final approval of the settlement of the two state Derivative Actions referred to above.

Final approval of the settlement of the Federal Derivative Actions was granted on August 5, 2020. For the year ended December 31, 2020, the Company recorded $119 as other income in relation to the settlement of the Federal Derivative Actions.

In October 2019, the Company and its then officers and directors received subpoenas from the SEC requesting information, including but not limited to, with respect to risk factors contained in certain of the Company’s filings with the SEC. On October 21, 2020, the SEC notified the Company this investigation concluded, and it does not intend to recommend an enforcement action by the Commission against MGT in this matter. This notice was sent pursuant to guidelines set out in Securities Acts Release 5310, which states in part that the notice “must in no way be construed as indicating that the party has been exonerated or that no action may ultimately result from the Staff’s investigation.”

In November 2018, the Company’s board received a shareholder demand letter dated November 6, 2018, from shareholders Nicholas Fulton and Kelsey Thacker (the “Fulton Demand”). The Fulton Demand referenced the SEC Action, and the allegations therein, and demanded that the board take action to investigate, address and remedy the allegations raised in the SEC Action. Shortly after the New York state court entered the order preliminarily approving the stipulation of settlement in connection with the Ojha Derivative Action and the Thomas Derivative Action, counsel for the Company informed counsel for shareholders Nicholas Fulton and Kelsey Thacker of that stipulation of settlement and of counsel for the Company’s view that the releases in the settlement covered the matters raised in the Fulton Demand.

Settlement of Class Action

In September 2018 and October 2018, various shareholders of the Company filed putative class action lawsuits against the Company, its Chief Executive Officer and certain of its individual officers and shareholders, alleging violations of federal securities laws and seeking damages (the “2018 Securities Class Actions”). The 2018 Securities Class Action followed and referenced the allegations made against the Company’s Chief Executive Officer and others in the SEC Action. The first putative class action lawsuit was filed on September 28, 2018, in the United States District Court for the District of New Jersey, and alleges that the named defendants engaged in a pump-and-dump scheme to artificially inflate the price of the Company’s stock and that, as a result, defendants’ statements about the Company’s business and prospects were materially false and misleading and/or lacked a reasonable basis at relevant times. The second putative class action was filed on October 9, 2018, in the United States District Court for the Southern District of New York and makes similar allegations.

On May 28, 2019, the parties to the 2018 Securities Class Actions entered into a binding settlement term sheet, and on September 24, 2019, the parties entered into a stipulation of settlement. On August 7, 2019, the lead plaintiff in the first class action filed a notice and order of voluntary dismissal with prejudice, and on October 11, 2019, the lead plaintiff in the second class action filed in the federal court in New York an unopposed motion for preliminary approval of the proposed class action settlement. On December 17, 2019, the court issued an order granting preliminary approval of the settlement.

Final approval of the settlement of the 2018 Securities Class Actions was granted on May 27, 2020. The plaintiff shareholder class received $750 in cash settlement, inclusive of attorney fees. This amount was paid by the Company’s insurance carrier.